Significant Accounting Policies - Recently issued accounting pronouncements (Details) - ASU 2016-02 - Forecast ¥ in Millions	Jan. 01, 2019 CNY (¥)
Significant Accounting Policies
Total right-of use assets	¥ 240.0
Total lease liabilities	¥ 240.0